Note 18 - Fair Value Disclosure Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
		December 31, 2021

(Dollar amounts in thousands)	Level I	Level II	Level III	Total

Assets measured on a recurring basis:
Subordinated debt	$-	$20,337	$12,200	$32,537
Obligations of states and political subdivisions	-	127,345	-	127,345
Mortgage-backed securities in government- sponsored entities	-	10,317	-	10,317
Total debt securities	-	157,999	12,200	170,199
Equity securities in financial institutions	818	-	-	818
Total	$818	$157,999	$12,200	$171,017
		December 31, 2020

(Dollar amounts in thousands)	Level I	Level II	Level III	Total

Assets measured on a recurring basis:
Subordinated debt	$-	$14,047	$7,250	$21,297
Obligations of states and political subdivisions	-	78,302	-	78,302
Mortgage-backed securities in government-sponsored entities	-	14,761	-	14,761
Total debt securities	-	114,360	-	114,360
Equity securities in financial institutions	609	-	-	609
Total	$609	$114,360	$-	$114,969

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Subordinated debt
Balance as of January 1, 2021	$7,250
Purchases, sales, settlements
Purchases	4,000
Sales	-
Settlements	-
Transfers into Level 3 (1)	1,700
Transfers out of Level 3 (2)	(750)
Balance as of December 31, 2021	$12,200

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
		December 31, 2021

	Level I	Level II	Level III	Total
(Dollar amounts in thousands)
Assets measured on a non-recurring basis:
Impaired loans	$-	$-	$4,162	$4,162
		December 31, 2020

	Level I	Level II	Level III	Total
(Dollar amounts in thousands)
Assets measured on a non-recurring basis:
Impaired loans	$-	$-	$4,111	$4,111
Other real estate owned	-	-	6,992	6,992

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	Quantitative Information about Level III Fair Value Measurements
(Dollar amounts in thousands)
	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2021
Impaired loans	$4,162	Appraisal of collateral (1)	Appraisal adjustments (2)	25.0%	to	72.2%	(36.6%)

	Quantitative Information about Level III Fair Value Measurements
(Dollar amounts in thousands)
	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2020
Impaired loans	$4,111	Appraisal of collateral (1)	Appraisal adjustments (2)	17.6%	to	48.5%	(22.7%)

Other real estate owned	$6,992	Appraisal of collateral (1)	Appraisal adjustments (2)		19.9%

Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31, 2021
	Carrying				Total
	Value	Level I	Level II	Level III	Fair Value
	(in thousands)
Financial assets:
Loans held for sale	1,051	-	1,051	-	1,051
Net loans	967,349	-	-	961,645	961,645

Financial liabilities:
Deposits	$1,166,610	$967,885	$-	$199,503	$1,167,388
Other borrowings	12,901	-	-	12,901	12,901
	December 31, 2020
	Carrying				Total
	Value	Level I	Level II	Level III	Fair Value
	(in thousands)
Financial assets:
Loans held for sale	878	-	878	-	878
Net loans	1,090,626	-	-	1,089,573	1,089,573

Financial liabilities:
Deposits	$1,225,200	$929,450	$-	$299,651	$1,229,101
Other borrowings	17,038	-	-	15,250	15,250